CONTRACT COSTS (Tables)	12 Months Ended
Dec. 31, 2021
CONTRACT COSTS
Schedule of movement of contract costs

	2020
	Cost to obtain	Cost to fulfill	Total
At January 1, 2020	696	489	1,185
Addition current year	699	342	1,041
Amortization during the year	(150)	(368)	(518)
At December 31, 2020	1,245	463	1,708
Short-term portion	(193)	(261)	(454)
Long-term portion	1,052	202	1,254

2021
Cost to obtain	Cost to fulfill	Total
At January 1, 2021	1,245	463	1,708
Addition current year	568	757	1,325
Amortization during the year	(281)	(488)	(769)
At December 31, 2021	1,532	732	2,264
Short-term portion	(312)	(344)	(656)
Long-term portion	1,220	388	1,608